CONCENTRATION AND CREDIT RISK (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)
Risks and Uncertainties [Abstract]
Cash and cash equivalents at carrying value	$ 5,939,950		$ 443,591
Cash and due from banks	$ 73,691	¥ 500,000